Impairment Reversal (Schedule of Metal Prices Assumptions Used for Impairment Determination) (Details)	Dec. 31, 2018 $ / oz
Silver Commodity Type [member]
Metal Price Assumptions Used [line items]
2018	17.56
2019	18.44
2020	19.00
2021	19.00
2022 - 2025	18.40
Gold Commodity Type [member]
Metal Price Assumptions Used [line items]
2018	1,300
2019	1,300
2020	1,342
2021	1,325
2022 - 2025	1,325
Lead Commodity [member]
Metal Price Assumptions Used [line items]
2018	2,469
2019	2,403
2020	2,315
2021	2,205
2022 - 2025	2,205
Zinc Commodity [member]
Metal Price Assumptions Used [line items]
2018	3,175
2019	3,031
2020	2,756
2021	2,756
2022 - 2025	2,425